UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2008

(UNAUDITED)

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

JUNE 30, 2008 (UNAUDITED)

Bear Market Blues

August 25, 2008

Dear Shareholders,

The first half of 2008 has been anything but pretty.  Stock markets are down worldwide.  Even oil and commodities have faltered recently.   Real estate values have plummeted.  Bonds have been generally flat.  Inflation is rising and families are having a hard time keeping up.  Interest rates are low, but economic growth has slowed and there is a good chance we are in a recession.

These are the bear market blues.  Times like these create uncertainty and make investing more difficult.  We know historically that the best time to invest in stocks is when markets are down, but emotionally that is hard to do.  Especially when there is a reasonable chance stocks could fall farther.

Hindsight can be a cruel taskmaster, since we can always look back and see what we should have done.  But it can also cause us to make poor decisions if our emotional responses take over.  I have been in the financial services business for twenty-seven years and have seen many ups and downs from the crash of 1987 to the Internet bubble of 1999 and the nearly three-year bear market of 2000-2002.

I have seen people invest confidently at the market tops and sell at market bottoms as they have allowed the emotions of greed and fear to dominate their decisions.  Among our consistent principles over the years has included a prescription for protecting yourself during down markets.

1.

Keep an Emergency/Liquidity Fund in a Money Market Fund or Bank Savings Account.  Ideally, this fund should be able to take care of all your planned expenditures for 18 months, which is how long a typical bear market lasts.  And it will keep you in better financial shape to weather job loss or other emergencies.

2.

Don’t expect perfection from yourself or your investment managers.  Picking exact tops and bottoms of markets or stocks is extremely difficult if not impossible.  The best investors I know will have periods when they do poorly.  Yet over the long haul they are able to make more good decisions than bad.

3.

Understand that to get a “real return” above inflation and taxes, you must own assets of intrinsic value that will grow over time.  Stocks, real estate, collectibles and commodities can fulfill “real return” objectives.  It is very hard over long periods of time to achieve adequate real returns in money markets and bonds.  (See Chart A, which shows the last 15 years that included some tough down markets.)

4.

Owning assets of intrinsic value entails risks.  There are periods where these assets lose value.  Patience is important during these times.  Adding to these during down times is usually a smart idea if you have a long-term holding period.

5.

After every bear market has come a bull market.  Short of a catastrophic economic failure, the next bull market should occur within a reasonable amount of time.

Chart A: Historical Real Returns for 15 Years Ending 7/31/08

INDEX	Taxable Money Markets	Lehman Bros Intermediate Bonds	EAFE Int'l Stock Index	Int'l Emerging markets	Russell 2000 Small Stocks	S&P 500 Large Stocks	Goldman Sachs Commodity Index	FTSE NAREIT Equity REITs
Gross Total Return	3.7%	5.7%	6.7%	9.1%	9.1%	9.2%	9.7%	11.6%
Less Taxes*	-0.9%	-1.4%	-1.2%	-1.6%	-1.5%	-1.6%	-1.5%	-2.3%
Less Inflation	-2.8%	-2.8%	-2.8%	-2.8%	-2.8%	-2.8%	-2.8%	-2.8%
Real Return	0.0%	1.5%	2.8%	4.7%	4.8%	4.9%	5.5%	6.5%

* Estimated taxes assume 25% on ordinary income, 15% capital gains on sale at end of period. Actual taxes could be more or less depending on timing and amount of distributions and sale of assets.

Source: Morningstar

We cannot predict the future or guarantee results.  We can only watch, evaluate and make decisions designed to fulfill our objectives over time.

On behalf of the Trustees and Staff, I thank you for your continued confidence and trust.

Sincerely yours,

J. Andre Weisbrod, Trustee

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE

JUNE 30, 2008 (UNAUDITED)

STAAR AltCat Fund

The combination of diversified holdings and a relatively large cash position helped keep the AltCat Fund ahead of the S&P 500 during the first half of 2008.  Particularly strong were the energy, natural resources and commodities sectors.  The portfolio encountered significant weakness in International stocks and to a lesser extent in domestic equities.

Of particular positive performance were Powershares DB Commodity Index Fund (up 42.8% year-to-date), First Trust ISE Natural Gas (+41.1%),  Franklin Natural Resources Fund (+19.5%), Vanguard Energy Fund (+14.1%) Powershares DB Precious Metals Fund (+10.5%) and iShares DJ Basic Materials Fund (+10.3%).  In July we sold portions of some of these positions as the energy and natural resources sectors showed signs of weakness.  Indeed there has been a correction among these, though we continue to hold a significant long-term allocation.

Our weakest performers included Eaton Vance Greater India A Fund (-43.9%), Ivy Pacific Opportunities A Fund (-24.2%), iShares South Korea Index (-19.7%), iShares Malaysia Index (-17.6%),  iShares S&P 500 Value Index Fund (-16.0%), and the Muhlenkamp Fund (-15.5%)

Tactical changes made during the first half of 2008 included selling some of Franklin Natural Resources Fund, Eaton Vance Greater India A and Ivy Pacific Opportunities A.  We made additional changes in our International positions, selling shares of iShares Spain and iShares Malaysia.  We also sold shares in iShares US Health Care Index and the iShares DJ Global Telecommunications Fiund.

We added positions in the healthcare industry, including HealthShares Cancer Index, and iShares DJ US Medical Devices, which have shown relative strength recently.  We also increased our position in the Vanguard Health Care Fund.  To produce some income and provide some less aggressive holdings, we added SPDR FTSE Maquaire Global Infrastructure Fund, Wisdom Tree International Utilities, and the iShares S&P US Preferred Stock Fund.  We added small positions in iShares Singapore, iShares Chile and iShares Latin America.

In anticipation of an increasingly favorable outlook for alternative energy sources, we added Powershares Cleantech Index Fund and Market Vectors Nuclear Fund.  Having been relatively low in financial sector holdings, we decided to nibble a bit in this depressed sector, adding a small position in the Wisdom Tree International Financial Fund.

At this writing in late August, we see continued weakness in the stock markets and are not convinced this bear has run its course.  Inflation and resulting higher interest rates will be a concern over the coming months as will the upcoming elections, which may have significant economic consequences.  There are continued risks in the credit markets and the short-term respite in energy prices might not last, especially if there are any International crises affecting the oil markets.

However, there are some positive signs.  The crisis in lending institutions may have seen the worst, though some additional banks may fail before it is over.  So far this recession (if in fact we are in one) seems to be relatively mild by historical standards and if the financial markets stabilize and companies continue at least modest growth, we could see an end of this bear market before the end of 2008 or early 2009.  That would set the stage for some excellent potential gains in both domestic and International stock markets.  Of course there are no guarantees and the individual investor should continually evaluate risks in light of his own situation.

STAAR General Bond Fund

Determining the direction of interest rates has been difficult.  The slowing economy has put downward pressure on rates even as inflationary forces herald a need for rates to rise.  Consider Chart A.  IN two years short-term rates have gone down from over 5% to under 2% while Long term rates have lowered only .4 to .5%.  If inflation rises to 4% it could be argued that short-term rates ought to rise to 5% or more and long-term rates should exceed 6%.

Chart A: Change in US Treasury Rates

Date	1 mo	6 mo	1 yr	2 yr	3 yr	5 yr	10 yr	20 yr	30 yr
8/22/2006	5.17	5.17	5.07	4.87	4.79	4.77	4.82	5.03	4.95
8/22/2007	3.12	4.08	4.10	4.15	4.19	4.34	4.63	5.01	4.96
1/2/2008	3.09	3.32	3.17	2.88	2.89	3.28	3.91	4.39	4.35
8/22/2008	1.67	1.97	2.17	2.42	2.70	3.14	3.87	4.50	4.46

Source: www.ustreas.gov

Our approach for the last few years has been to keep average maturities short, which has kept the Fund’s share price relatively stable, but precluded some potential gains in five to ten year maturities.  We also protected the portfolio by staying away from packaged and derivative mortgage securities that have seen tremendous losses.

Looking forward we think the risk of higher interest rates is significant enough to keep average maturities shorter.  We will be looking for opportunities to increase yield while minimizing risk.

STAAR International Fund

After leading US stocks since 2002, International stocks have under performed the S&P 500 Index in 2008.  The EAFE Int’l Index was off 13.8% for the first six months of 2008 vs. a –12.7% for the S&P 500.  Until this bear market is over, this trend may continue.

During the first half of 2008 our best performing positions included iShares Japan (-5.8%), Harbor International Fund (-7.3%), iShares Australia (-7.8%), Putnam Int’l Opportunities Fund A (-8.1%), iShares Singapore (- 8.6%) and Credit Suisse International Focus Fund (-9.2%).

Our worst performing positions were Eaton Vance Greater India A Fund (-43.9%), Templeton Developing Markets A (-16.5%), Templeton Foreign A (-17.6%) and iShares Malaysia (-17.6%).

Tactical changes made during the first half of 2008 included selling some shares of Eaton Vance Greater India A, Marsico Opportunities Fund, iShares Singapore, iShares EAFE Value, Templeton Developing Markets A, Putnam Int’l Opportunities A, Harbor International, and iShares Malaysia.  We eliminated positions in the iShares EMU Index Fund.

We added to iShare Singapore.  New positions were purchased in iShares latin America 40, iShares Chile and iShares South Korea and BLDRS Emerging Markets 50 ADR Index.

Looking forward, we see global growth continuing and International positions will continue to be an important part of most investors’ portfolios.  The biggest upside potential is in emerging markets, but therein lie the biggest risks as well.  We will not be surprised if International stock markets resume their out performance of the US markets in the near future.  Much will depend on whether the USA effectively addresses its weaknesses in fundamental financial structures and policies and whether the rest of the world continues its march toward freer enterprise.

STAAR Larger Company Stock Fund

The first half of 2008 saw a continuation of the bear market downtrend since the October 2007 highs.  At this writing there is no clear indication that the bear market is over.

Our best performing positions in the first half of 2008 included Heartland Select Value Fund (-2.5), Brandywine Blue (-5.3%) and American Funds Fundamental Investors F (-7.35).   The most disappointing performance came form Dodge & Cox Stock Fund (-15.9%), American funds Washington Mutual Investors F (-12.2%) and Mairs and Power Growth Fund (-11.8%).

In addition to raising our cash position, tactical changes included reducing positions in Heartland Select Value, Calamos Growth A, American Funds Washington Mutual F, iShares Global Healthcare Sector, Mairs & Power Growth Fund.   We added iShares DJ US Medical Devices Fund, Medtronics, iShares S&P GS Natural, Resources Index Fund, iShares S&P Global Energy Trust and Prudhoe Bay Royalty Trust.

Looking forward we will watch economic developments and if the economy and markets improve we will look to put our cash to work by investing in promising opportunities.

STAAR Short Term Bond Fund

For a discussion on interest rates and markets, see the STAAR General Bond Fund.  Due to rising inflation we expect at leas a moderate increase in short-term interest rates by year-end even if the Federal Reserve does not raise rates.  The tension between keeping rates low for economic stimulus and raising them to fight inflation has the Fed in an unenviable balancing act.  We will continue to look for instruments that can increase the Fund’s yield while keeping risk as low as possible.

STAAR Smaller Company Stock Fund

The first half of 2008 saw small stocks retreat faster than large stocks only to see them rebound stronger than large caps recently.  The Russell 2000 index was down 9.4% during the six-month period.

Best performing positions included Royce Microcap (-6.9%), Wasatch Small Cap Value (-7.6%) and Franklin Microcap Value A (-9.0%).  Disappointing were Royce Opportunity (-11.3%) and Nationwide Small Cap A (-9.7%).

During the period we sold Hennessy Cornerstone Growth, iShares Russell 2000 Index, iShares DJ US Pharmaceuticals Index, Bjurman Barry Microcap Growth and Munder Small Cap Value Fund.  We added Keeley Small Cap Value A, Satuit Microcap, Cal-Maine Foods, Powershares Wilderhill Clean Energy and HealthShares Cancer Fund.

As with the other funds, we will be looking to put some of our cash to work when the markets and economy improve or when we spot specific opportunities that are not synchronous with the market indexes.

STAAR INVESTMENT TRUST

STAAR General Bond Fund

GRAPHICAL ILLUSTRATION

JUNE 30, 2008 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR Short Term Bond Fund

GRAPHICAL ILLUSTRATION

JUNE 30, 2008 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR Larger Company Stock Fund

GRAPHICAL ILLUSTRATION

JUNE 30, 2008 (UNAUDITED)

 STAAR INVESTMENT TRUST

STAAR Smaller Company Stock Fund

GRAPHICAL ILLUSTRATION

JUNE 30, 2008 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR International Fund

GRAPHICAL ILLUSTRATION

JUNE 30, 2008 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR AltCat Fund

GRAPHICAL ILLUSTRATION

JUNE 30, 2008 (UNAUDITED)

	STAAR General Bond Fund
	Schedule of Investments
	June 30,2008 (Unaudited)

Shares		Value

Intermediate Called/Maturing US Government/Governmet Agency - 3.01%
130,000	IB-FED HM LN MTG CP, 5.125%, 10/15/08	$ 131,014

Intermediate Corporate - 30.76%
200,000	IB-Alcoa, Inc., 5.375%, 1/15/13	196,580
150,000	IB-Capital One, 5.70%, 9/15/11	142,680
100,000	IB-Cit Group, Inc., 5.40% 1/30/16	68,870
100,000	Clorox Co., 4.20%, 1/15/2010	100,000
50,000	IB-CP&L Energy, Inc., 5.95% 3/1/09	50,760
100,000	IB-General Electric, 5.00%, 2/1/13	100,720
100,000	International Paper Co., 4.51%, 4/1/10	100,000
100,000	IB-Heinz, 6.428%, 12/1/08	100,870
200,000	IB-Home Depot, Inc., 5.25%, 12/16/13	191,820
100,000	IB-Target Corp., 5.125%, 1/15/13	101,000
200,000	IB-United Health Group, 4.75%, 2/10/14	185,620
		1,338,920
Intermediate US Government/Government Agency - 22.84%
100,000	IB-Fed Farm CR BK, 5.35%, 12/11/08	101,210
200,000	IB-Fed Farm Credit BK, 3.10%, 2/25/11	197,620
100,000	IB-Fed HM LN BK, 3.30%, 3/17/11	98,500
50,000	IB-Fed HM LN BK, 5.355%, 1/5/09	50,670
30,000	IB-Fed HM LN MTG CP, 3.00%, 12/15/09	29,985
100,000	IB-Fed HM LN MTG CP, 4.375%, 11/9/11	101,620
25,000	IB-Fed National MTG ASSN, 3.55%, 6/17/10	25,008
50,000	IB-Fed National MTG ASSN, 4.125%, 7/21/11	50,030
43,000	IB-Fed National MTG ASSN, 4.375%, 6/21/10	43,912
300,000	IB-Fed National MTG ASSN, 4.50%, 5/28/15	295,770
		994,325
Long Term Bonds - 12.42%
11,000	Blackrock Broad Investment Grade	149,710
100,000	IB-Merrill Lynch, 6.05%, 5/16/16	92,250
100,000	IB-Morgan Stanley, 4.75%, 4/1/14	91,120
15,000	Pimco Corporate Opportunity Fund	207,750
		540,830

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $3,078,173) - 69.04%		3,005,089

SHORT TERM INVESTMENTS - 29.80%
1,297,262	Short-term Investment Company Prime Portfolio 2.68% * (Cost $1,297,262)	1,297,262

TOTAL INVESTMENTS (Cost $4,375,435) - 98.84%		4,302,351

OTHER ASSETS LESS LIABILITIES - 1.16%		50,635

NET ASSETS - 100.00%		$ 4,352,986

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR Short-Term Bond Fund
	Schedule of Investments
	June 30,2008 (Unaudited)

Shares		Value

Intermediate US Government/Government Agency - 15.02%
100,000	IB-Fed Farm Credit BK, 3.10%, 2/25/11	$ 98,810
15,000	IB-Fed HM LN BK, 3.00%, 12/26/08	15,018
100,000	IB-Fed HM LN BK, 3.30%, 3/17/11	98,500
15,000	IB-Fed HM LN BK, 3.66%, 9/30/10	15,084
15,000	IB-Fed HM LN BK, 4.10%, 11/12/09	15,230
		242,642
Long Term Bonds - 12.07%
7,000	Blackrock Broad Investment Grade	95,270
100,000	IB-Merrill Lynch, 5.77%, 7/25/11	99,690
		194,960
Intermediate Corporate - 12.38%
100,000	Clorox Co., 4.20%, 1/15/2010	100,000
100,000	International Paper Co., 4.51%, 4/1/10	100,000
		200,000

TOTAL FOR BONDS (Cost $651,502) - 39.48%		637,602

SHORT TERM INVESTMENTS - 51.48%
831,346	Federated Prime Obligations Fund 2.68% * (cost $831,346)	831,346

TOTAL INVESTMENTS (Cost $1,482,848) - 90.96%		1,468,948

OTHER ASSETS LESS LIABILITIES - 9.04%		146,031

NET ASSETS - 100.00%		$ 1,614,979

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR Larger Company Stock Fund
	Schedule of Investments
	June 30,2008 (Unaudited)

Shares		Value

Alternative Categories - 0.90%
700	Pengrowth Energy Trust	$ 14,077
200	Prudehoe Bay Royality Trust	20,672
		34,749
Larger Company Stocks - 82.52%
13,263	American Fundamental Investors Fund Class-F	514,853
9,383	American Washington Mutual Investors Fund Class-F	273,139
8,350	Brandywine Blue	278,988
3,918	Calamos Growth Fund Class-A	205,679
3,179	Dodge & Cox Stock Fund	353,948
12,225	Franklin Rising Dividends Fund Class-A	372,861
19,206	Heartland Select Value	496,097
400	I-Shares DJ US Medical Devices Index	22,664
100	I-Shares GSSI Natural Resources Index Fund	15,324
100	I-Shares S&P Global Energy Fund	15,260
4,585	Mairs & Power Growth	306,641
200	Medtronic, Inc.	10,312
7,180	Navellier Midcap Growth Portfolio	217,765
4,157	Tocqueville Fund	94,153
		3,177,684

TOTAL FOR SECURITIES (Cost $2,767,621) - 83.42%		3,212,433

SHORT TERM INVESTMENTS - 16.15%
622,094	Federated Prime Obligations Fund 2.68% * (cost $622,094)	622,094

TOTAL INVESTMENTS (Cost $3,389,715) - 99.58%		3,834,527

OTHER ASSETS LESS LIABILITIES - 0.42%		16,321

NET ASSETS - 100.00%		$ 3,850,848

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR Smaller Company Stock Fund
	Schedule of Investments
	June 30,2008 (Unaudited)

Shares		Value

Smaller Company Stocks - 83.13%
400	Cal-Maine Foods, Inc.	$ 13,196
18,563	Columbia Acorn Fund Class-Z	490,073
14,459	Franklin Microcap Value Fund	448,821
500	Healthshares Cancer	14,795
10,563	Keeley Smallcap Value Fund Class-A	312,337
15,058	Nationwide Smallcap Fund Class-A	200,727
1,000	Powershares Wilderhill Clean Energy	19,550
27,597	Royce Microcap Investment Fund	403,750
26,017	Royce Opportunity Fund	254,448
9,244	Satuit Capital Microcap Fund Class-A	206,138
104,346	Wasatch Smallcap Value Fund	343,300
		2,707,135

TOTAL FOR SECURITIES (Cost $2,740,436) - 83.59%		2,707,135

SHORT TERM INVESTMENTS - 15.82%
515,019	Federated Prime Obligations Fund 2.68% * (cost $515,019)	515,019

TOTAL INVESTMENTS (Cost $3,255,455) - 99.40%		3,222,154

OTHER ASSETS LESS LIABILITIES - 0.60%		34,396

NET ASSETS - 100.00%		$ 3,256,550

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR International Fund
	Schedule of Investments
	June 30,2008 (Unaudited)

Shares		Value

International - 81.45%
12,107	American Europacific Growth Fund Class-F	551,249
18,182	Credit Suisse International Focus Fund	312,178
759	Eaton Vance Greater India Fund Class-A	14,762
15,432	Franklin Templeton Developing Markets Fund Class-A	393,049
38,027	Franklin Templeton Foreign Fund Class-A	404,989
9,321	Harbor International Institutional Fund	616,276
2,000	I-Shares MSCI Australia Index Fund	52,940
200	I-Shares MSCI Chile Index Fund	9,134
4,000	I-Shares MSCI Japan Index Fund	49,880
1,500	I-Shares MSCI Malaysia Index Fund	15,600
1,000	I-Shares MSCI Singapore Index Fund	12,410
200	I-Shares MSCI South Korea Index Fund	10,208
50	I-Shares MSCI S&P Latin America Index Fund	13,750
15,684	Marsico International Opportunities Fund	244,826
13,167	Putnam International Capital Opportunities Fund Class-A	467,281
		3,168,532

TOTAL FOR SECURITIES (Cost $5,696,443) - 81.45%		3,168,532

SHORT TERM INVESTMENTS - 15.85%
616,654	Federated Prime Obligations Fund 2.68% * (cost $616,654)	616,654

TOTAL INVESTMENTS (Cost $6,313,097) - 97.30%		3,785,186

OTHER ASSETS LESS LIABILITIES - 2.70%		105,152

NET ASSETS - 100.00%		$ 3,890,338

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

	STAAR Alternative Categories Fund
	Schedule of Investments
	June 30,2008 (Unaudited)

Shares		Value

Alternative Categories - 36.53%
1,000	First Trust-ISE Revere Natural Gas	31,500
9,407	Franklin Natural Resources Fund Class-A	480,346
13,621	Live Oak Health Sciences Fund	150,511
1,300	Powershares DB Commodity Index Track Fund	58,214
1,000	Powershares DB Precious Metals Fund	34,240
4,122	Vanguard Energy Fund	378,269
1,159	Vanguard Health Care Fund	144,202
		1,277,282
Global - 10.48%
10,534	Franklin Mutual Discovery Fund Class-A	304,328
800	Market Vectors-Nuclear Energy ETF	27,368
600	SPDR FTSE Macquarie Global Infrastructure 100 ETF	34,758
		366,454
International - 12.74%
732	Eaton Vance Greater India Fund Class-A	14,228
1,500	I-Shares MSCI Australia Index Fund	39,705
200	I-Shares MSCI Chile Index Fund	9,134
900	I-Shares MSCI EAFE Value Index Fund	54,819
2,000	I-Shares MSCI Japan Index Fund	24,940
1,000	I-Shares MSCI Malaysia Index Fund	10,400
1,000	I-Shares MSCI Singapore Index Fund	12,410
200	I-Shares MSCI South Korea Index Fund	10,208
200	I-Shares MSCI Spain Index Fund	10,824
50	I-Shares S&P Latin America 40 Index Fund Class-F	13,750
7,890	Ivy Pacific Opportunities Fund Class-A	130,020
4,921	Matthews Asian Growth & Income Fund	86,220
600	WisdomTree International Financial Sector Fund	12,522
500	WisdomTree International Utilities Sector Fund	16,350
		445,530
Larger Company Stocks - 13.31%
300	I-Shares DJ US Basic Materials Sector Fund	25,341
600	I-Shares DJ US Health Care Sector Index Fund	36,966
1,000	I-Shares DJ US Medical Devices Index Fund	56,660
1,000	I-Shares S&P 500/Barra Value Index Fund	63,400
600	I-Shares S&P US Preferred Stock Index Fund	23,934
2,767	Muhlenkamp Fund	151,918
8,541	Neuberger Berman Focus Fund Class-Advisor	107,185
		465,404
Long Term Bonds - 3.96%
10,000	Pimco Corporate Opportunity Fund	138,500

Smaller Company Stocks - 6.93%
5,958	American Smallcap World Fund Class-F	207,517
500	Health Shares Cancer ETF	14,795
600	Powershares Cleantech Portfolio	19,926
		242,238

TOTAL FOR SECURITIES (Cost $2,175,588) - 83.94%		2,935,408

SHORT TERM INVESTMENTS - 12.85%
449,277	Federated Prime Obligations Fund 2.68% * (cost $449,277)	449,277

TOTAL INVESTMENTS (Cost $2,624,865) - 96.79%		3,384,685

OTHER ASSETS LESS LIABILITIES - 3.21%		112,306

NET ASSETS - 100.00%		$ 3,496,991

* Variable rate security; the coupon rate shown represents the yield at June 30, 2008.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trusts
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

Assets:	GBF	STBF	LCSF	SCSF	INTF	ACF
Investments in Securities, at Value
(Cost $4,375,435; $1,482,848; $3,389,715; $3,255,455;	$ 4,302,351	$ 1,468,948	$ 3,834,527	$ 3,222,154	$ 3,785,186	$ 3,384,685
$6,313,097; $2,624,865, respectively)
Cash	216,841	338,371	19,173	21,905	108,204	113,398
Receivables:
Securities Sold				14,939
Dividends and Interest	38,487	10,095	1,525	1,146	1,468	2,264
Total Assets	4,557,679	1,817,414	3,855,225	3,260,144	3,894,858	3,500,347
Liabilities:
Payables:
Accrued Management Fees	292	108	672	570	681	603
Other Accrued Expenses	2,292	218	3,705	3,024	3,839	2,753
Securities Purchased	202,109	202,109	-	-	-	-
Total Liabilities	204,693	202,435	4,377	3,594	4,520	3,356
Net Assets	$ 4,352,986	$ 1,614,979	$ 3,850,848	$ 3,256,550	$ 3,890,338	$ 3,496,991

Net Assets Consist of:
Paid In Capital	$ 4,398,524	$ 1,627,067	$ 3,568,215	$ 3,783,797	$ 2,652,515	$ 2,729,356
Accumulated Undistributed Net Investment Income (Loss)	2,303	(1,434)	(187,899)	(286,393)	(97,678)	(71,737)
Accumulated Undistributed Realized Gain (Loss) on Investments	25,244	3,247	25,720	(218,989)	329,758	79,552
Unrealized Appreciation in Value of Investments	(73,085)	(13,901)	444,812	(21,865)	1,005,743	759,820
Net Assets (for 437,453; 174,099; 312,571; 315,077;	$ 4,352,986	$ 1,614,979	$ 3,850,848	$ 3,256,550	$ 3,890,338	$ 3,496,991
269,920; 236,016, shares outstanding respectively)
Net Asset Value and Offering Price Per Share	$ 9.95	$ 9.28	$ 12.32	$ 10.34	$ 14.41	$ 14.82

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trusts
Statements of Operations
For the six months ended June 30, 2008 (Unaudited)

	GBF	STBF	LCSF	SCSF	INTF	ACF
Investment Income:
Dividends	$ 24,336	$ 9,934	$ 25,793	$ 4,121	$ 3,403	$ 23,122
Interest	43,499	9,625	831	663	232	174
Total Investment Income	67,835	19,559	26,624	4,784	3,635	23,296

Expenses:
Advisory Fees (Note 3)	7,255	2,579	18,048	15,416	19,953	15,689
Distribution Fees	3,109	1,106	3,008	2,569	3,325	2,615
Transfer Agent and Fund Accounting Fees	5,389	1,916	5,083	4,454	5,173	3,894
Administrative Fees	2,073	737	2,005	1,713	2,217	1,743
Audit Fees	2,273	808	2,198	1,878	2,431	1,911
Legal Fees	1,482	527	1,434	1,225	1,585	1,246
Registration Fees	198	70	191	163	211	166
Custody Fees	1,585	564	1,533	1,310	1,696	1,333
Pricing Expense	762	271	737	630	815	641
Pennsylvania Capital Stock Tax	507	180	490	419	542	426
Insurance Expense	2,504	890	2,422	2,070	2,678	2,106
Compliance Outsourcing	2,337	831	2,260	1,931	2,499	1,965
Other to MSS Checking	40	14	38	33	42	33
Miscellaneous Fees	689	24	0	226	0	0
Trustee Fees	474	169	459	392	507	399
Total Expenses	30,677	10,686	39,906	34,429	43,674	34,167
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	-	-
Net Expenses	30,677	10,686	39,906	34,429	43,674	34,167

Net Investment Income	37,158	8,873	(13,282)	(29,645)	(40,039)	(10,871)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	12,208	4,391	25,720	(225,995)	329,757	79,552
Net Change in Unrealized Appreciation (Depreciation) on Investments	(104,020)	(18,859)	(421,089)	(112,566)	(962,393)	(269,503)
Net Realized and Unrealized Gain (Loss) on Investments	(91,812)	(14,468)	(395,369)	(338,561)	(632,636)	(189,951)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (54,654)	$ (5,595)	$ (408,651)	$ (368,206)	$ (672,675)	$ (200,822)

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 37,158	$ 111,725
Net Realized Gain on Investments	12,208	(142)
Net Change in Unrealized Appreciation on Investments	(104,020)	28,850
Net Increase in Net Assets Resulting from Operations	(54,654)	140,433

Distributions to Shareholders from:
Net Investment Income	(54,983)	(127,201)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(54,983)	(127,201)

Capital Share Transactions:
Proceeds from Sale of Shares	1,771,263	204,710
Shares Issued on Reinvestment of Dividends	54,922	126,653
Cost of Shares Redeemed	(380,797)	(1,035,503)
Net Increase from Shareholder Activity	1,445,388	(704,140)

Net Assets:
Net Increase in Net Assets	1,335,751	(690,908)
Beginning of Period	2,998,001	3,688,909
End of Period (Including Accumulated Undistributed Net
Investment Income of $ and $20,128, respectively)	$ 4,333,752	$ 2,998,001

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 8,873	$ 45,678
Net Realized Gain on Investments	4,391	64
Net Change in Unrealized Appreciation on Investments	(18,859)	13,306
Net Increase in Net Assets Resulting from Operations	(5,595)	59,048

Distributions to Shareholders from:
Net Investment Income	(19,474)	(47,553)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(19,474)	(47,553)

Capital Share Transactions:
Proceeds from Sale of Shares	370,440	537,049
Shares Issued on Reinvestment of Dividends	19,469	47,164
Cost of Shares Redeemed	(116,825)	(731,131)
Net Increase from Shareholder Activity	273,084	(146,918)

Net Assets:
Net Increase in Net Assets	248,015	(135,423)
Beginning of Period	1,358,946	1,494,369
End of Period (Including Accumulated Undistributed Net
Investment Income of $ and $9,167, respectively)	$ 1,606,961	$ 1,358,946

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (13,282)	$ (26,466)
Net Realized Gain on Investments	25,720	322,187
Net Change in Unrealized Appreciation on Investments	(421,089)	(136,717)
Net Increase in Net Assets Resulting from Operations	(408,651)	159,004

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(300,952)
Net Change in Net Assets from Distributions	-	(300,952)

Capital Share Transactions:
Proceeds from Sale of Shares	53,900	228,775
Shares Issued on Reinvestment of Dividends	-	299,838
Cost of Shares Redeemed	(216,716)	(452,611)
Net Increase from Shareholder Activity	(162,816)	76,002

Net Assets:
Net Increase in Net Assets	(571,467)	(65,946)
Beginning of Period	4,422,315	4,488,261
End of Period (Including Accumulated Undistributed Net
Investment Income of $ and $0, respectively)	$ 3,850,848	$ 4,422,315

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (29,645)	$ (45,204)
Net Realized Gain on Investments	(225,995)	656,237
Net Change in Unrealized Appreciation on Investments	(112,566)	(737,496)
Net Increase in Net Assets Resulting from Operations	(368,206)	(126,463)

Distributions to Shareholders from:
Net Investment Income	-	(148,801)
Realized Gains	-	(462,063)
Net Change in Net Assets from Distributions	-	(610,864)

Capital Share Transactions:
Proceeds from Sale of Shares	37,146	141,223
Shares Issued on Reinvestment of Dividends	-	608,408
Cost of Shares Redeemed	(454,190)	(821,415)
Net Increase from Shareholder Activity	(417,044)	(71,784)

Net Assets:
Net Increase in Net Assets	(785,250)	(809,111)
Beginning of Period	4,041,800	4,850,911
End of Period (Including Accumulated Undistributed Net
Investment Income of $ and $0, respectively)	$ 3,256,550	$ 4,041,800

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (40,039)	$ 28,248
Net Realized Gain on Investments	329,757	529,605
Net Change in Unrealized Appreciation on Investments	(962,393)	239,671
Net Increase in Net Assets Resulting from Operations	(672,675)	797,524

Distributions to Shareholders from:
Net Investment Income	-	(84,666)
Realized Gains	-	(473,227)
Net Change in Net Assets from Distributions	-	(557,893)

Capital Share Transactions:
Proceeds from Sale of Shares	76,911	365,780
Shares Issued on Reinvestment of Dividends	-	555,623
Cost of Shares Redeemed	(1,351,398)	(702,035)
Net Increase from Shareholder Activity	(1,274,487)	219,368

Net Assets:
Net Increase in Net Assets	(1,947,162)	458,999
Beginning of Period	5,837,500	5,378,501
End of Period (Including Accumulated Undistributed Net
Investment Income of $ and $0, respectively)	$ 3,890,338	$ 5,837,500

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ (10,871)	$ (2,888)
Net Realized Gain on Investments	79,552	226,568
Net Change in Unrealized Appreciation on Investments	(269,503)	229,177
Net Increase in Net Assets Resulting from Operations	(200,822)	452,857

Distributions to Shareholders from:
Net Investment Income	-	(40,330)
Realized Gains	-	(182,573)
Net Change in Net Assets from Distributions	-	(222,903)

Capital Share Transactions:
Proceeds from Sale of Shares	160,700	557,395
Shares Issued on Reinvestment of Dividends	0	221,847
Cost of Shares Redeemed	(284,622)	(282,489)
Net Increase from Shareholder Activity	(123,922)	496,753

Net Assets:
Net Increase in Net Assets	(324,744)	726,707
Beginning of Period	3,821,735	3,095,028
End of Period (Including Accumulated Undistributed Net
Investment Income of $ and $0, respectively)	$ 3,496,991	$ 3,821,735

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 10.14		$ 10.11	$ 10.06	$ 10.45	$ 10.75	$ 10.99

Income From Investment Operations:
Net Investment Income *	0.07		0.35	0.35	0.35	0.31	0.39
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.13)		0.10	0.01	(0.34)	(0.25)	0.05
Total from Investment Operations	(0.06)		0.45	0.36	0.01	0.06	0.44

Distributions:
Total from Distributions	(0.13)		(0.42)	(0.31)	(0.40)	(0.36)	(0.68)

Net Asset Value, at End of Period	$ 9.95		$ 10.14	$ 10.11	$ 10.06	$ 10.45	$ 10.75

Total Return **	-0.64%		4.53%	3.73%	0.11%	0.50%	4.05%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,353		$ 2,998	$ 3,688	$ 1,791	$ 2,364	$ 2,923
Ratio of Expenses to Average Net Assets	1.48%	***	1.56%	1.33%	1.31%	1.60%	1.34%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.79%	***	3.48%	3.47%	3.40%	2.88%	3.56%
Portfolio Turnover	59.63%		30.22%	40.48%	17.84%	31.80%	35.97%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 9.38		$ 9.30	$ 9.21	$ 9.40	$ 9.85	$ 11.02

Income From Investment Operations:
Net Investment Income *	0.07		0.31	0.28	0.24	0.24	0.50
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.05)		0.10	0.04	(0.23)	(0.26)	0.15
Total from Investment Operations	0.02		0.41	0.32	0.01	(0.02)	0.65

Distributions:
Total from Distributions	(0.12)		(0.33)	(0.23)	(0.20)	(0.43)	(1.82)

Net Asset Value, at End of Period	$ 9.28		$ 9.38	$ 9.30	$ 9.21	$ 9.40	$ 9.85

Total Return **	0.20%		4.41%	3.50%	0.07%	(0.14)%	5.88%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,615		$ 1,358	$ 1,494	$ 983	$ 602	$ 415
Ratio of Expenses to Average Net Assets	1.45%	***	1.41%	1.12%	1.02%	1.53%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.20%	***	3.33%	3.04%	2.60%	2.49%	4.57%
Portfolio Turnover	24.74%		41.49%	11.79%	48.02%	86.65%	8.53%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 13.56		$ 14.05	$ 13.14	$ 12.67	$ 11.45	$ 9.49

Income From Investment Operations:
Net Investment Income *	(0.04)		(0.09)	(0.08)	(0.12)	(0.11)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.20)		0.59	1.32	0.59	1.33	2.03
Total from Investment Operations	(1.24)		0.50	1.24	0.47	1.22	1.96

Distributions:
Total from Distributions	-		(0.99)	(0.33)	-	-	-

Net Asset Value, at End of Period	12.32		$ 13.56	$ 14.05	$ 13.14	$ 12.67	$ 11.45

Total Return **	-9.14%		3.57%	9.44%	3.69%	10.65%	20.65%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,851		$ 4,422	$ 4,488	$ 4,786	$ 5,014	$ 4,086
Ratio of Expenses to Average Net Assets	1.99%	***	1.90%	1.84%	1.97%	1.94%	1.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.66%	***	(0.59)%	(0.56)%	(0.94)%	(0.92)%	(0.71)%
Portfolio Turnover	3.64%		36.83%	22.95%	14.00%	35.19%	46.31%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 11.38		$ 13.87	$ 14.85	$ 15.43	$ 14.53	$ 10.29

Income From Investment Operations:
Net Investment Income *	(0.09)		(0.14)	(0.17)	(0.23)	(0.26)	(0.19)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.95)		(0.33)	2.26	1.04	2.10	4.43
Total from Investment Operations	(1.04)		(0.47)	2.09	0.81	1.84	4.24

Distributions:
Total from Distributions	-		(2.02)	(3.07)	(1.39)	(0.94)	-

Net Asset Value, at End of Period	$ 10.34		$ 11.38	$ 13.87	$ 14.85	$ 15.43	$ 14.53

Total Return **	-9.14%		(3.40)%	14.22%	5.22%	12.69%	41.21%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,257		$ 4,041	$ 4,850	$ 5,026	$ 5,551	$ 4,592
Ratio of Expenses to Average Net Assets	2.01%	***	1.92%	1.83%	1.96%	1.94%	1.66%
Ratio of Net Investment Income (Loss) to Average Net Assets	-1.73%	***	(0.98)%	(1.06)%	(1.50)%	(1.73)%	(1.61)%
Portfolio Turnover	2.00%		40.26%	37.46%	23.04%	33.58%	45.72%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 16.33		$ 15.62	$ 13.54	$ 11.59	$ 9.74	$ 7.40

Income From Investment Operations:
Net Investment Income *	(0.14)		0.09	(0.01)	(0.04)	(0.06)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.78)		2.35	2.90	1.99	1.91	2.33
Total from Investment Operations	(1.92)		2.44	2.89	1.95	1.85	2.35

Distributions:
Total from Distributions	-		(1.73)	(0.81)	-	-	(0.01)

Net Asset Value, at End of Period	$ 14.41		$ 16.33	$ 15.62	$ 13.54	$ 11.59	$ 9.74

Total Return **	-11.76%		15.63%	21.38%	16.82%	18.96%	31.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,890		$ 5,837	$ 5,378	$ 4,750	$ 4,033	$ 3,032
Ratio of Expenses to Average Net Assets	1.97%	***	1.92%	1.86%	1.99%	1.96%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	-1.81%	***	0.51%	(0.06)%	(0.34)%	(0.63)%	0.24%
Portfolio Turnover	1.57%		18.46%	15.66%	16.23%	16.99%	29.10%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 15.58		$ 14.46	$ 14.28	$ 13.25	$ 11.77	$ 9.17

Income From Investment Operations:
Net Investment Income *	(0.05)		(0.01)	(0.08)	(0.13)	(0.14)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.71)		2.09	1.75	1.70	1.62	2.70
Total from Investment Operations	(0.76)		2.08	1.67	1.57	1.48	2.60

Distributions:
Total from Distributions	-		(0.96)	(1.49)	(0.54)	-	-

Net Asset Value, at End of Period	$ 14.82		$ 15.58	$ 14.46	$ 14.28	$ 13.25	$ 11.77

Total Return **	-4.88%		14.45%	11.65%	11.91%	12.55%	28.35%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,497		$ 3,821	$ 3,095	$ 3,445	$ 2,955	$ 2,266
Ratio of Expenses to Average Net Assets	1.96%	***	1.91%	1.89%	2.01%	2.01%	1.77%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.62%	***	(0.08)%	(0.55)%	(0.94)%	(1.18)%	(0.97)%
Portfolio Turnover	5.40%		19.88%	11.08%	35.48%	28.35%	33.19%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR General Bond Fund (GBF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Smaller Company Stock Fund (SCSF)

               STAAR International Fund (INTF)

               STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The  following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

GBF                                                                   Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $492,291                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $492,291                          $         -

STBF                                                                 Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $492,291                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $492,291                          $         -

LCSF                                                                 Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $492,291                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $492,291                          $         -

SCSF                                                                 Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $492,291                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $492,291                          $         -

INTF                                                                  Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $492,291                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $492,291                          $         -

ACF                                                                   Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $492,291                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $492,291                          $         -

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Management Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.40% for the STBF, 0.50% for the GBF, and 0.90% for all other portfolios.

The president of the investment Advisor is the organizer of the Trust.  The agreement provides for an expense reimbursement from the investment Advisor if the Trust’s total expense for any series (Fund), exclusive of taxes, interest, cost of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceeded the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-ended investment companies by any state in which shares of such series are then qualified.  The agreement also stipulates that all organizational expenses of the Trust were paid by the investment Advisor as well as certain marketing, legal, accounting, transfer agent, and custodial services for the first two years.  Such costs continue to be absorbed by the investment Advisor through December 31, 2001, except for marketing and certain other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor.

Note 4. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at June 30, 2008 was $4,398,524 representing 437,453 shares outstanding for the GBF, $1,627,067 representing 174,099 shares outstanding for the STBF, $3,568,215 representing 312,571 shares outstanding for the LCSF, $3,783,797 representing 315,077 shares outstanding for the SCSF, $2,652,515 representing 269,920 shares outstanding for the INTF, $2,729,356 representing 236,016 shares outstanding for the ACF.

Note 5. Investment Transactions

For the year ended June 30, 2008, purchases and sales of investment securities other than U.S. Government obligations, short-term investments  aggregated $2,089,013 and $1,885,000 for the GBF, $528,813 and $1,175,000 for the STBF, $123,736 and $235,937 for the LCSF, $57,667 and $246,839 for the SCSF, $55,754 and $286,368 for the INTF, $236,609 and $155,708 for the ACF, respectively.

Note 6. Tax Matters

At June 30, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$26,407	$(99,492)	$(73,085)

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$2,265	$(16,165)	$(13,901)

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$592,678	$(147,866)	$444,812

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$324,627	$(339,688)	$(21,865)

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,050,614	$(44,871)	$1,005,743

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$856,858	$(97,038)	$759,820

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

GBF	Value
Undistributed ordinary income (Loss)	$2,303
Undistributed long-term capital gain	25,244
Unrealized depreciation on investments	(73,085)

STBF	Value
Undistributed ordinary income (Loss)	$(1,434)
Undistributed long-term capital gain	3,247
Unrealized depreciation on investments	(13,901)

LCSF	Value
Undistributed ordinary income (Loss)	$(187,899)
Undistributed long-term capital gain	25,720
Unrealized appreciation on investments	444,812

SCSF	Value
Undistributed ordinary income (Loss)	$(286,393)
Undistributed long-term capital loss	(218,989)
Unrealized depreciation on investments	(21,865)

INTF	Value
Undistributed ordinary income (Loss)	$(97,678)
Undistributed long-term capital gain	329,758
Unrealized appreciation on investments	1,005,743

ACF	Value
Undistributed ordinary income (Loss)	$(71,737)
Undistributed long-term capital gain	79,552
Unrealized appreciation on investments	759,820

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

STAAR Investment Trust
Expense Illustration
June 30, 2008 (Unaudited)

Expense Example

As a shareholder of the STAAR Investment Trust, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$993.57	$7.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.44

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$1,001.99	$7.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.70	$7.29

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$908.55	$9.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.01	$10.00

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$908.61	$9.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.91	$10.10

* Expenses are equal to the Fund's annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$882.42	$9.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.11	$9.90

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Alternative
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1, 2008 to June 30, 2008

Actual	$1,000.00	$951.22	$9.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.16	$9.85

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

JUNE 30, 2008 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15218

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Carson & Co., LLC

201 Village Commons Dr.

Sewickley, PA 15143

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 09/05/2008

The STAAR Investment Trust

(Registrant)

Date 09/05/2008